Cover	Sep. 08, 2021
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Sep. 08, 2021
Entity Registrant Name	Ontrak, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-31932
Entity Tax Identification Number	88-0464853
Entity Address, Address Line One	2120 Colorado Ave.
Entity Address, Address Line Two	Suite 230
Entity Address, City or Town	Santa Monica
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90404
City Area Code	310
Local Phone Number	444-4300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001136174
Amendment Flag	false
Common Stock
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $0.0001 par value
Trading Symbol	OTRK
Security Exchange Name	NASDAQ
Series A Cumulative Perpetual Preferred Stock
Document Information [Line Items]
Title of 12(b) Security	9.50% Series A Cumulative Perpetual Preferred Stock, $0.0001 par value
Trading Symbol	OTRKP
Security Exchange Name	NASDAQ